Condensed Interim Statements of Financial Position (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Ordinary shares, shares authorized	150,000,000	150,000,000
Ordinary shares, shares issued	53,849,369	48,187,463
Ordinary shares, shares outstanding	53,849,369	48,187,463
NIS [Member]
Ordinary shares, par value	$ 0.01	$ 0.01